Parent Only Financial Information	12 Months Ended
Sep. 30, 2011
Parent Only Financial Information
Parent Only Financial Information

Note 18—Parent Only Financial Information

The following are the financial statements of the Company (Parent only) as of and for the years ended September 30, 2011 and 2010.

CONDENSED STATEMENTS OF FINANCIAL CONDITION

(In thousands)

	September 30,
	2011	2010
Assets
Cash and cash equivalents	$356	$81
Investment in Bank	19,339	18,786
Loans receivable	735	1,062
ESOP loan receivable	1,549	1,567
Other assets	270	296

Total assets	$22,249	$21,792

Liabilities and stockholders' equity
Other liabilities	$34	$36
Stockholders' equity	22,215	21,756

Total liabilities and stockholders' equity	$22,249	$21,792

CONDENSED STATEMENTS OF OPERATIONS

(In thousands)

	Years Ended September 30,
	2011	2010
Interest income	$194	$211
Equity in income of Bank	323	290

Total income	517	501
Other non-interest expenses	349	416

Income before income tax (benefit)	168	85
Income tax (benefit)	(61)	(81)

Net income	$229	$166

CONDENSED STATEMENTS OF CASH FLOWS

(In thousands)

	Years Ended September 30,
	2011	2010
Cash flows from operating activities:
Net income	$229	$166
Equity in income loss of Bank	(323)	(290)
Decrease (increase) in other assets	26	(102)
(Decrease) increase in other liabilities	(2)	15

Net cash used by operating activities	(70)	(211)

Cash flows from investing activities:
Net decrease in loan receivable	327	412
Decrease in ESOP loan receivable	18	17
Capital contributed to Bank	—	(1,000)

Net cash provided by (used by) investing activities	345	(571)

Net increase (decrease) in cash and cash equivalents	275	(782)
Cash and cash equivalents—beginning of period	81	863

Cash and cash equivalents—end of period	$356	$81